UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830

13F File Number: 028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8981

Signature, Place and Date of Signing:

 /s/ Amy. K. Minella              Greenwich, CT               May 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   64

Form 13F Information Table Value Total:  $1,046,440
                                          (thousands)

List of Other Included Managers:

NONE

                                                                                                        Voting Authority
                                                                                                        ----------------
                                   Title of                Value       Shares/    Invstmt  Other
Name of Issuer                      class         CUSIP    (x$1000)    Prn Amt    Dscretn  Mngrs    Sole     Shared    None
--------------                  --------------  ---------  ----------  ---------  -------  -----  ---------  ------  ---------

AFC Enterprises Inc                 COM         00104Q107     $18,388    720,810   Sole    None     343,500            377,310
Accredo Health Inc                  COM         00437V104     $13,135    295,760   Sole    None     145,360            150,400
Adesa Inc                           COM         00686U104     $17,871    765,010   Sole    None     362,400            402,610
Affiliated Managers Group           COM         008252108     $17,911    288,750   Sole    None     136,360            152,390
Arch Coal Inc                       COM         039380100     $27,872    648,030   Sole    None     313,400            334,630
Banta Corp                          COM         066821109     $18,038    421,454   Sole    None     197,650            223,804
Cash Amer Intl Inc                  COM         14754D100     $32,300  1,472,880   Sole    None     698,900            773,980
Century Business Srvcs Inc          COM         156490104     $21,903  5,342,249   Sole    None   2,524,400          2,817,849
Chemed Corp New                     COM         16359R103     $14,477    189,290   Sole    None      99,200             90,090
Chesapeake Energy                   COM         165167107      $3,609    164,500   Sole    None      51,100            113,400
Compass Minerals Intl Inc           COM         20451N101     $18,861    741,110   Sole    None     354,600            386,510
Comstock Res Inc                  COM NEW       205768203     $16,442    572,080   Sole    None     270,100            301,980
Constellation Brands Inc           CL A         21036P108        $793     15,000   Sole    None      15,000                  0
Convergys Corp                      COM         212485106      $5,081    340,300   Sole    None     162,300            178,000
Corinthian Colleges Inc             COM         218868107     $23,767  1,511,890   Sole    None     715,900            795,990
Crescent Real Estate Equitie        COM         225756105     $36,424  2,229,146   Sole    None   1,058,700          1,170,446
Del Monte Foods                     COM         24522P103     $27,931  2,574,240   Sole    None   1,212,034          1,362,206
EDO Corp                            COM         281347104     $44,217  1,471,432   Sole    None     702,050            769,382
Electro Rent Corp                   COM         285218103      $7,789    580,375   Sole    None     304,290            276,085
FCLT Loans Asset Corp               COM         301990719        $377    538,522   Sole    None     227,452            311,070
Fuel Tech N V                       COM         359523107      $3,290    556,702   Sole    None     284,600            272,102
Gartner Inc                         COM         366651107      $4,116    430,060   Sole    None     227,370            202,690
Fuller HB Co                        COM         359694106     $23,731    818,311   Sole    None     397,200            421,111
Handleman Co Del                    COM         410252100     $11,797    622,227   Sole    None     337,400            284,827
Schein Henry Inc                    COM         806407102      $2,846     79,400   Sole    None      24,400             55,000
Hewitt Assocs Inc                   COM         42822Q100      $5,542    208,330   Sole    None      58,530            149,800
Hilb Rogal & Hobbs Co               COM         431294107     $35,600    994,420   Sole    None     472,700            521,720
Hollinger Intl Inc                 CL A         435569108     $14,922  1,369,030   Sole    None     545,310            823,720
InfoUSA Inc New                     COM         456818301     $17,965  1,709,330   Sole    None     823,800            885,530
Interactive Data Corp               COM         45840j107     $25,128  1,210,968   Sole    None     575,450            635,518
Intergraph Corp                     COM         458683109     $27,448    952,735   Sole    None     451,227            501,508
Lincoln Electric Hldgs Inc          COM         533900106     $20,419    678,833   Sole    None     321,300            357,533
Lipman Electronic Engineerin        COM         M6772H101     $25,338    880,100   Sole    None     421,700            458,400
MDC Partners Inc                CL A SUB VTG    552697104     $22,989  2,414,797   Sole    None   1,148,600          1,266,197
Mantech Intl Corp                  CL A         564563104      $1,137     49,300   Sole    None      39,500              9,800
NTL Inc Del                         COM         62940M104      $5,100     80,100   Sole    None      24,700             55,400
Nelnet Inc                         CL A         64031N108     $33,814  1,062,335   Sole    None     507,100            555,235
Pacer Intl Inc Tenn                 COM         69373H106     $33,349  1,395,930   Sole    None     659,900            736,030
Penn VA Corp                        COM         707882106      $8,254    179,820   Sole    None      96,300             83,520
Pico Hldgs Inc                      COM         693366205        $632     24,400   Sole    None       3,400             21,000
Polymedica Corp                     COM         731738100     $18,380    578,705   Sole    None     272,300            306,405
Progress Software Corp              COM         743312100     $13,984    533,330   Sole    None     291,200            242,130
Providence Svc Corp                 COM         743815102      $9,982    429,244   Sole    None     227,400            201,844
Providian Finl Corp                 COM         74406a102     $26,590  1,549,560   Sole    None     707,700            841,860
Puma AG                             COM         745878207     $10,485     41,925   Sole    None      18,140             23,785
Pure Cycle Corp                   COM NEW       746228303        $189     29,000   Sole    None       4,000             25,000
RH Donnelley Corp                 COM NEW       74955W307     $26,271    452,255   Sole    None     214,090            238,165
Donnelley RR & Sons Co              COM         257867101      $4,647    146,961   Sole    None      50,904             96,057
Rent-A-Ctr Inc New                  COM         76009N100      $8,447    309,290   Sole    None     140,700            168,590
Silgan Holdings Inc                 COM         827048109     $22,825    351,259   Sole    None     163,500            187,759
Speedway Motorsports Inc            COM         847788106     $34,896    977,472   Sole    None     462,465            515,007
Stage Stores Inc                    COM         85254C305     $28,734    748,465   Sole    None     356,300            392,165
Standard Parking Corp               COM         853790103      $4,211    267,710   Sole    None     141,000            126,710
Storage Technology Corp         COM PAR $0.10   862111200     $23,241    754,564   Sole    None     359,040            395,524
Technitrol Inc                      COM         878555101     $15,620  1,046,941   Sole    None     503,700            543,241
Transaction Systems Architects      COM         893416107     $25,219  1,089,390   Sole    None     514,910            574,480
Triarc Co Inc                      CL A         895927101     $33,236  2,340,588   Sole    None   1,105,310          1,235,278
Trizec Properties Inc               COM         89687P107     $26,586  1,399,240   Sole    None     676,940            722,300
Value Vision Media Inc             CL A         92047K107      $3,436    277,770   Sole    None     149,300            128,470
Velcro Inds N V                     COM         922571104      $4,015    304,141   Sole    None     147,700            156,441
Wellsford Real Pptys Inc            COM         950240200      $5,152    354,056   Sole    None     187,400            166,656
West Pharmaceuticals Svsc Inc       COM         955306105      $3,831    160,290   Sole    None      85,000             75,290
Willis Group Holdings Ltd           SHS         G96655108      $5,162    140,000   Sole    None      43,000             97,000
Ishares TR                      RUSL 2000 VALU  464287630        $700      3,800   Sole    None       1,300              2,500
                                                           $1,046,440

01269.0001 #570453